CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE	$ 29,931	$ 63,772	$ 134,516	$ 344,133	$ 478,231	$ 311,283
COSTS OF GOODS SOLD
Costs of goods sold	49,338	700	115,451	129,338	168,400	169,135
Depreciation expense	18,124	18,297	54,012	54,400	72,943	69,848
	67,462	18,997	169,463	183,738	241,343	238,983
GROSS PROFIT (LOSS)	(37,531)	44,775	(34,947)	160,395	236,888	72,300
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation expenses	125,024	101,941	393,802	540,902	720,141	637,475
General and administrative expenses	208,658	83,418	873,336	569,754	909,230	1,169,932
Depreciation expense	10,803	969	11,841	4,227	5,514	7,012
	344,485	186,328	1,278,979	1,114,883	1,634,885	1,814,419
LOSS FROM OPERATIONS	(382,016)	(141,553)	(1,313,926)	(954,488)	(1,397,997)	(1,742,119)
OTHER INCOME (EXPENSE)
Bad debt recovery	7,000	0	14,000	0
Derivative expense	(155,126)	0	(155,126)	0	0	0
Loss on sale of assets	0	0	(12,362)	0	(9,530)	0
Loss on sale of equipment to related party	0	(13,178)	0	(4,249)	0	(42,987)
Interest expense	(30,294)	0	(56,307)	(416,311)	(427,572)	(148)
Other income (expense)	0	513	0	1,512	1,371	140
TOTAL OTHER INCOME (EXPENSE)	(178,420)	(12,665)	(209,795)	(419,048)	(435,731)	(42,995)
NET LOSS BEFORE INCOME TAXES	(560,436)	(154,218)	(1,523,721)	(1,373,536)	(1,833,728)	(1,785,114)
Income taxes	0	0	0	0	0	0
NET LOSS	$ (560,436)	$ (154,218)	$ (1,523,721)	$ (1,373,536)	$ (1,833,728)	$ (1,785,114)
NET (LOSS) INCOME PER COMMON SHARE, BASIC AND DILUTED (in Dollars per share)	$ (0.03)	$ (0.01)	$ (0.09)	$ (0.08)	$ (0.11)	$ (0.11)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in Shares)	19,450,674	17,528,342	17,544,648	17,330,720	17,372,858	15,548,247